Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss	$ (18,516)	$ (23,976)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	125,576,293	104,497,312
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	125,576,293	104,497,312
Loss per share attributable to ordinary shareholders, basic	$ (0.15)	$ (0.23)
Loss per share attributable to ordinary shareholders, diluted	$ (0.15)	$ (0.23)